Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2065 Fund	Sep. 08, 2023
Fidelity Freedom Index 2065 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.22%)
Since Inception	5.30%
Fidelity Freedom Index 2065 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.62%)
Since Inception	4.64%
Fidelity Freedom Index 2065 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.55%)
Since Inception	3.98%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.73%	[1]
IXXK2
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	5.44%	[1]

[1]	AFrom June 28, 2019.